SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF CASH FLOW (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,679,116	363,660,270	5,988,521	6,513,514
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,788,892	74,955,669	622,707	(7,406,143)
Inventories	(13,233,711)	(554,500,587)	(20,241,698)	(3,857,721)
Trade payables, deferred revenues, and other payables	(9,381,089)	(393,073,325)	17,792,820	760,098
Prepayments, other receivables and other assets	(638,776)	$ (26,765,105)	₫ (27,080)	₫ 166,251
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	(57,471,671)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,692,883
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,313,596
Inventories	(12,541,863)
Trade payables, deferred revenues, and other payables	(9,660,611)
Prepayments, other receivables and other assets	(547,480)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	42,093
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	(13,767)
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	475,296
Inventories	(691,848)
Trade payables, deferred revenues, and other payables	279,522
Prepayments, other receivables and other assets	₫ (91,296)